Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 0	$ 0
State	0	0
Deferred:
Federal	9,513,282	(212,022)
State	952,533	(401,215)
Net operating loss carryforward	7,764,117	4,243,885
Valuation Allowance	(18,249,516)	(3,649,237)
Total income tax (expense) benefit	$ (19,584)	$ (18,589)